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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
c/o Miles Capital

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWEN GOSSELINK	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT,
1415 28th STREET, SUITE 200	JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING,
233 S.13TST
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 03/31/2014

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IPAIT - Iowa Public Agency Investment Trust Div			3/31/2014

Principal	Description		Amortized Cost

Govt & Agency Sec
2,000,000.000	FFCB Var (Prime)		2,000,000.00
	0.150% Due 04/01/14
	3133ECK86
3,500,000.000	FHLB		3,500,170.92
	0.170% Due 04/25/14
	313382RX3
8,415,000.000	FFCB Var (1ML-4)		8,414,952.40
	Var Due 05/12/14
	31331K5Z9
4,555,000.000	FHLB		4,564,073.02
	1.375% Due 05/28/14
	313373JR4
9,100,000.000	FFCB Var (Prime)		9,100,362.22
	0.250% Due 06/11/14
	3133EATL2
13,000,000.000	FHLB		13,004,148.51
	0.375% Due 06/12/14
	313379TL3
8,000,000.000	FHLB		8,001,452.39
	0.200% Due 06/19/14
	313383P88
28,200,000.000	FNMA Var (Prime)		28,212,339.61
	0.360% Due 06/23/14
	3135G0BQ5
8,000,000.000	FHLB		7,999,626.63
	0.090% Due 07/15/14
	3130A0P20
9,500,000.000	FHLB		9,500,088.11
	0.180% Due 08/05/14
	313383TK7
15,000,000.000	FHLB		14,999,870.18
	0.170% Due 08/08/14
	313383UA7
8,000,000.000	FHLB		8,001,532.32
	0.180% Due 10/01/14
	3130A03C2
5,000,000.000	FHLB		5,001,121.05
	0.210% Due 11/07/14
	3130A03Q1
5,000,000.000	FNMA		5,077,592.85
	2.625% Due 11/20/14
	31398AZV7
7,000,000.000	FHLB		6,999,381.58
	0.120% Due 12/24/14
	3130A1FK9
2,000,000.000	FNMA		2,004,063.83
	0.375% Due 03/16/15
	3135G0HG1
136,270,000.000	TOTAL	Govt & Agency Sec	136,380,775.62	36.46%

Repurchase Agreement
86,000,000.000	Merrill Lynch Repo		86,000,000.00
	0.05% due 4/ 1/14
105,838,000.000	Wells Fargo Repo		105,838,000.00
	0.06% due 4/ 1/14
191,838,000.000	TOTAL	Repurchase Agreement	191,838,000.00	51.28%

Short-Term Invest
1,000,000.000	Peoples Bk-Rock V CD		1,000,000.00
	03809 0.36% 04/26/14
1,001,058.630	Maquoketa St Bk CD		1,001,058.63
	17903 0.21% 05/20/14
245,000.000	Cent S Bk-St Cen IP		245,000.00
	10903 - 1.000%
245,000.000	Citizens St Bk-Pocah		245,000.00
	26720 - 0.400%
247,469.930	Comm Svgs-Manchester		247,469.93
	14633 - 0.520%
249,042.690	Comm Bank of Oelwein		249,042.69
	34857 - 0.500%
245,000.000	Northwest Bk Spencer		245,000.00
	32647 - 0.400% Mthly
2,250,000.000	Northwest Bk Spencer		2,250,000.00
	32647 - 0.400% Qrtly
1,000,000.000	Treynor State Bk-IP		1,000,000.00
	14812 - 0.250%
1,018,308.730	Wells Fargo PF Dep		1,018,308.73
	03511 - 0.135%
15,048,699.220	Wells Fargo Savings		15,048,699.22
	03511 - 0.200%
1,500,000.000	CDARS Treynor St Bk		1,500,000.00
	0.160% Due 06/05/14
1,000,000.000	CDARS Treynor St Bk		1,000,000.00
	0.160% Due 06/12/14
5,000,000.000	CDARS Treynor St Bk		5,000,000.00
	0.160% Due 06/26/14
2,000,000.000	CDARS Treynor St Bk		2,000,000.00
	0.160% Due 07/17/14
247,961.350	NXT Bank, IA CD		247,961.35
	16438 0.55% 07/28/15
1,000,000.000	Green Belt Bk&Tr CD		1,000,000.00
	26760 .375% 07/31/14
2,000,000.000	Cedar Rapids B&T CD		2,000,000.00
	52744 0.28% 08/07/14
2,000,000.000	CDARS Treynor St Bk		2,000,000.00
	0.180% Due 06/05/14
1,016,626.870	Maquoketa St Bk CD		1,016,626.87
	17903 0.40% 01/20/15
2,023,151.740	Freedom Financial CD		2,023,151.74
	35031 0.50% 02/07/15
1,000,000.000	Raccoon Valley Bank		1,000,000.00
	00245 0.65% 03/07/15
1,500,000.000	American State-SC CD		1,500,000.00
	00228 0.35% 03/11/15
2,010,782.640	Northwest Bank CD		2,010,782.64
	32647 0.35% 03/20/15
1,005,525.890	Northwest Bank CD		1,005,525.89
	32647 0.35% 03/20/15
45,853,627.690	TOTAL	Short-Term Invest	45,853,627.69	12.26%

373,961,627.690	TOTAL PORTFOLIO		374,072,403.31	100.00%

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 28, 2014, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT’S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Brent Hinson, Chair and Trustee

Date: May 28, 2014

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

David W. Miles, Chief Executive Officer, May 28, 2014

By

Amy M. Mitchell, Chief Financial Officer, May 28, 2014